Portfolio of Investments
Columbia Global Technology Growth Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Brazil 0.6%
Afya Ltd., Class A(a)	90,297	2,486,779
Arco Platform Ltd., Class A(a)	60,381	2,596,383
Stone Co., Ltd., Class A(a)	128,365	5,260,398
Total		10,343,560
China 3.2%
Alibaba Group Holding Ltd., ADR(a)	177,947	35,589,400
Tencent Holdings Ltd.	413,420	17,444,321
Total		53,033,721
Finland 0.2%
Nokia OYJ, ADR	679,499	2,378,247
France 0.2%
Capgemini SE	33,532	3,966,624
Germany 0.9%
SAP SE, ADR	113,307	15,404,087
Guernsey 0.2%
Amdocs Ltd.	51,300	3,555,090
Japan 1.2%
Keyence Corp.	29,900	10,237,726
Murata Manufacturing Co., Ltd.	120,900	7,013,323
TDK Corp.	27,200	2,860,571
Total		20,111,620
Netherlands 3.6%
ASML Holding NV	90,364	24,454,306
Elastic NV(a)	57,370	4,555,752
NXP Semiconductors NV	185,154	21,400,099
STMicroelectronics NV, Registered Shares	381,079	9,286,895
Total		59,697,052
Russian Federation 0.2%
Yandex NV, Class A(a)	81,966	3,440,113
South Korea 1.3%
Samsung Electronics Co., Ltd.	500,878	21,411,976
Spain 0.2%
Amadeus IT Group SA, Class A	45,364	3,609,385
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 0.4%
Telefonaktiebolaget LM Ericsson, ADR	647,156	5,850,290
Switzerland 0.4%
Logitech International SA	73,743	3,223,281
TE Connectivity Ltd.	34,663	3,213,606
Total		6,436,887
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	572,617	30,400,237
United Kingdom 0.6%
Finablr PLC(a)	650,481	1,749,835
Network International Holdings PLC(a)	642,977	4,806,425
Trainline PLC(a)	676,479	4,085,737
Total		10,641,997
United States 83.1%
Accenture PLC, Class A	97,199	19,552,551
ACM Research, Inc., Class A(a)	42,440	586,096
Activision Blizzard, Inc.	256,270	14,051,284
Adobe, Inc.(a)	86,279	26,705,939
Advanced Micro Devices, Inc.(a)	211,778	8,291,109
Alphabet, Inc., Class A(a)	52,349	68,267,807
Alteryx, Inc., Class A(a)	69,605	7,902,256
Amazon.com, Inc.(a)	35,912	64,670,330
Amphenol Corp., Class A	77,613	8,071,752
Analog Devices, Inc.	105,830	11,953,498
ANSYS, Inc.(a)	51,218	13,044,712
Apple, Inc.	451,429	120,644,400
Applied Materials, Inc.	227,025	13,144,747
Arista Networks, Inc.(a)	29,639	5,783,458
Autodesk, Inc.(a)	26,968	4,878,511
Automatic Data Processing, Inc.	112,714	19,249,297
Avalara, Inc.(a)	69,116	5,393,121
Avaya Holdings Corp.(a)	124,113	1,584,923
Bloom Energy Corp., Class A(a)	268,681	1,751,800
Booking Holdings, Inc.(a)	2,314	4,405,925
Broadcom, Inc.	130,513	41,269,516
Cadence Design Systems, Inc.(a)	96,609	6,786,782
Columbia Global Technology Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CDW Corp.	61,013	8,239,806
Cisco Systems, Inc.	538,088	24,380,767
Cognizant Technology Solutions Corp., Class A	60,156	3,856,601
Comcast Corp., Class A	125,102	5,523,253
Corning, Inc.	148,610	4,315,634
Coupa Software, Inc.(a)	57,072	8,759,981
DXC Technology Co.	91,343	3,409,834
Electronic Arts, Inc.(a)	63,621	6,426,357
Facebook, Inc., Class A(a)	121,795	24,558,744
Fidelity National Information Services, Inc.	170,600	23,568,390
Fiserv, Inc.(a)	97,230	11,302,015
FleetCor Technologies, Inc.(a)	27,106	8,319,374
ForeScout Technologies, Inc.(a)	136,761	4,900,147
Fortinet, Inc.(a)	24,064	2,529,367
Global Payments, Inc.	54,555	9,879,911
Green Dot Corp., Class A(a)	62,671	1,489,063
Guidewire Software, Inc.(a)	37,934	4,621,499
HP, Inc.	232,850	4,675,628
Intel Corp.	454,067	26,358,589
International Business Machines Corp.	56,911	7,651,684
Intuit, Inc.	78,901	20,426,680
IPG Photonics Corp.(a)	11,278	1,602,491
Keysight Technologies, Inc.(a)	90,743	9,712,223
KLA Corp.	40,337	6,609,621
Lam Research Corp.	152,622	40,724,128
Livent Corp.(a)	334,599	2,609,872
Lyft, Inc., Class A(a)	56,572	2,770,897
Marvell Technology Group Ltd.	691,017	18,222,118
MasterCard, Inc., Class A	189,881	55,488,925
Maxim Integrated Products, Inc.	63,143	3,578,314
Microchip Technology, Inc.	85,761	8,107,845
Micron Technology, Inc.(a)	337,141	16,017,569
Microsoft Corp.	831,341	125,848,401
MongoDB, Inc.(a)	43,035	6,399,305
Motorola Solutions, Inc.	64,066	10,718,242
NetApp, Inc.	84,910	5,144,697
Netflix, Inc.(a)	34,229	10,770,497
NVIDIA Corp.	135,754	29,423,322
Okta, Inc.(a)	44,811	5,815,572
Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp.	208,587	11,710,074
Palo Alto Networks, Inc.(a)	49,047	11,144,459
Parsons Corp.(a)	144,190	5,771,926
PayPal Holdings, Inc.(a)	181,229	19,574,544
PTC, Inc.(a)	52,833	4,047,008
QUALCOMM, Inc.	161,572	13,499,341
RingCentral, Inc., Class A(a)	42,417	7,315,660
SailPoint Technologies Holding, Inc.(a)	204,407	5,116,307
Salesforce.com, Inc.(a)	199,995	32,577,186
SBA Communications Corp.	23,303	5,510,460
ServiceNow, Inc.(a)	52,281	14,797,614
Skyworks Solutions, Inc.	24,545	2,412,774
SMART Global Holdings, Inc.(a)	8,259	254,377
Splunk, Inc.(a)	52,085	7,772,124
Square, Inc., Class A(a)	165,266	11,423,186
Synopsys, Inc.(a)	195,648	27,594,194
Take-Two Interactive Software, Inc.(a)	31,509	3,823,617
Tesla Motors, Inc.(a)	6,068	2,002,076
Texas Instruments, Inc.	153,343	18,433,362
T-Mobile U.S.A., Inc.(a)	63,664	5,000,807
Twilio, Inc., Class A(a)	120,115	12,405,477
Universal Display Corp.	11,424	2,218,769
VeriSign, Inc.(a)	77,390	14,761,369
Visa, Inc., Class A	360,958	66,600,361
VMware, Inc., Class A	39,435	6,136,875
Walt Disney Co. (The)	61,493	9,321,109
Western Digital Corp.	172,567	8,685,297
Workday, Inc., Class A(a)	35,599	6,376,493
Xilinx, Inc.	14,650	1,359,227
Zendesk, Inc.(a)	42,604	3,365,716
Total		1,383,758,966
Total Common Stocks (Cost $968,898,596)		1,634,039,852

2	Columbia Global Technology Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2019 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	29,006,766	29,006,766
Total Money Market Funds (Cost $29,004,119)		29,006,766
Total Investments in Securities (Cost $997,902,715)		1,663,046,618
Other Assets & Liabilities, Net		3,277,093
Net Assets		$1,666,323,711
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	27,255,146	34,521,814	(32,770,194)	29,006,766	(45)	2,647	137,596	29,006,766
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Technology Growth Fund | Quarterly Report 2019	3